Financial Liabilities - Amounts Available for Borrowing under Credit Facilities - Additional Information (Detail) In Billions, unless otherwise specified	Dec. 31, 2013 Gold Key Lease [Member] USD ($)	Dec. 31, 2013 Gold Key Lease [Member] CAD	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Revolving credit facility Undrawn	$ 4.7	5.0	$ 1.3